Goodwill and intangible assets - Narrative (Details)		12 Months Ended
	Apr. 22, 2022 USD ($)	Dec. 31, 2022 USD ($) cash_generating_unit	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash-generating units | cash_generating_unit		5
Goodwill		$ 19,149,000		$ 19,149,000
Goodwill impairment		0
Intangible assets and goodwill		197,762,000		189,210,000
Fund management contracts (indefinite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		178,613,000		160,973,000
Intangible asset impairment		0
Fund management contracts (indefinite life) | URNM
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Identifiable intangible assets recognised as of acquisition date	$ 14,500,000
Contingent liabilities recognised as of acquisition date	4,300,000
Legacy transaction costs	$ 1,600,000
Fund management contracts (finite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 0	$ 9,100,000	$ 9,088,000